UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  1 DeForest Avenue, Suite 200
          Summit, New Jersey 07901


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (908) 516-5800


Signature, Place and Date of Signing:

/s/ Alan Fournier               Summit, New Jersey           November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $4,794,074
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number        Name

1.        028-13560                   Pennant Master Fund, L.P.

2.        028-13561                   Pennant Windward Master Fund, L.P.

3.        028-13288                   Broadway Gate Master Fund, Ltd.

4.        028-10746                   Pennant General Partner, LLC

                                                     FORM 13F INFORMATION TABLE
                                                  Pennant Capital Management, LLC
                                                         September 30, 2012

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8

                                                         VALUE      SHS OR    SH/ PUT/  INVSMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT   PRN CALL  DSCRTN    MGRS       SOLE     SHARED   NONE
AEROFLEX HLDG CORP            COM             007767106   23,243    3,505,710 SH        Defined    1,3,4    3,505,710
APPLE INC                     COM             037833100  198,567      297,655 SH        Defined    1,2,4      297,655
BROADCOM CORP                 CL A            111320107   24,026      694,998 SH        Defined    1,2,4      694,998
CANADIAN NAT RES LTD          COM             136385101   21,861      710,000 SH        Defined    1,2,4      710,000
CITIGROUP INC                 COM NEW         172967424  107,957    3,299,422 SH        Defined   1,2,3,4   3,299,422
COCA COLA ENTERPRISES INC NE  COM             19122T109  145,032    4,638,069 SH        Defined   1,2,3,4   4,638,069
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102   73,385    1,050,000 SH        Defined   1,2,3,4   1,050,000
DAVITA INC                    COM             23918K108  291,556    2,813,972 SH        Defined   1,2,3,4   2,813,972
DOLLAR GEN CORP NEW           COM             256677105  191,565    3,716,816 SH        Defined   1,2,3,4   3,716,816
FAMILY DLR STORES INC         COM             307000109  147,889    2,230,597 SH        Defined   1,2,3,4   2,230,597
FIDELITY NATL INFORMATION SV  COM             31620M106  220,478    7,062,066 SH        Defined   1,2,3,4   7,062,066
FLUOR CORP NEW                COM             343412102   28,140      500,000 SH        Defined    1,2,4      500,000
FORD MTR CO DEL               COM PAR $0.01   345370860    8,184      830,000 SH        Defined    1,2,4      830,000
FORUM ENERGY TECHNOLOGIES IN  COM             34984V100   22,618      930,000 SH        Defined     1,4       930,000
FOSTER WHEELER AG             COM             H27178104   21,819      910,658 SH        Defined    1,2,4      910,658
GOOGLE INC                    CL A            38259P508   90,305      119,689 SH        Defined    1,2,4      119,689
HUNTINGTON INGALLS INDS INC   COM             446413106  185,712    4,416,467 SH        Defined   1,2,3,4   4,416,467
LILLY ELI & CO                COM             532457108   53,962    1,138,200     Call  Defined    1,2,4    1,138,200
MRC GLOBAL INC                COM             55345K103   92,827    3,774,971 SH        Defined    2,3,4    3,774,971
MIDDLEBY CORP                 COM             596278101   39,642      342,809 SH        Defined     3,4       342,809
NVR INC                       COM             62944T105  225,821      267,402 SH        Defined   1,2,3,4     267,402
OLD REP INTL CORP             COM             680223104   41,693    4,483,068 SH        Defined    1,2,4    4,483,068
PHH CORP                      COM NEW         693320202  104,001    5,110,629 SH        Defined   1,2,3,4   5,110,629
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101   24,718    1,120,000 SH        Defined    1,2,4    1,120,000
PFIZER INC                    COM             717081103   69,743    2,806,574 SH        Defined     2,4     2,806,574
PRICELINE COM INC             COM NEW         741503403  186,402      301,100 SH        Defined   1,2,3,4     301,100
QUALCOMM INC                  COM             747525103  204,474    3,273,154 SH        Defined   1,2,3,4   3,273,154
QUEST DIAGNOSTICS INC         COM             74834L100   23,786      375,000 SH        Defined    1,2,4      375,000
RANGE RES CORP                COM             75281A109  121,903    1,744,716 SH        Defined    1,2,4    1,744,716
SALLY BEAUTY HLDGS INC        COM             79546E104  170,118    6,780,293 SH        Defined   1,2,3,4   6,780,293
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106  137,933    4,633,304 SH        Defined   1,2,3,4   4,633,304
TEREX CORP NEW                COM             880779103  222,372    9,848,172 SH        Defined   1,2,3,4   9,848,172
TRANSDIGM GROUP INC           COM             893641100  322,766    2,275,082 SH        Defined   1,2,3,4   2,275,082
TRIPADVISOR INC               COM             896945201  146,754    4,456,550 SH        Defined   1,2,3,4   4,456,550
UNION PAC CORP                COM             907818108  151,849    1,279,263 SH        Defined   1,2,3,4   1,279,263
UNITEDHEALTH GROUP INC        COM             91324P102   87,289    1,575,331 SH        Defined    1,2,4    1,575,331
UNIVERSAL STAINLESS & ALLOY   COM             913837100   39,107    1,052,668 SH        Defined    1,3,4    1,052,668
VALERO ENERGY CORP NEW        COM             91913Y100   27,857      879,328 SH        Defined    1,2,4      879,328
VIVUS INC                     COM             928551100    3,028      170,000 SH        Defined    1,2,4      170,000
WABCO HLDGS INC               COM             92927K102  170,459    2,955,771 SH        Defined   1,2,3,4   2,955,771
WELLPOINT INC                 COM             94973V107  191,427    3,299,892 SH        Defined   1,2,3,4   3,299,892
WESCO INTL INC                COM             95082P105  131,807    2,304,324 SH        Defined   1,2,3,4   2,304,324



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